Kleinberg, Kaplan, Wolff & Cohen, P.C.
551 Fifth Avenue
New York, NY 10176

June 14, 2010

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100F Street, N.E.
Washington, D.C. 20549

Re:	Rochdale Core Alternative Strategies Fund, LLC (the “Fund”)
File No.: 811-21965

Dear Sir or Madam:

Transmitted herewith on behalf of the Fund is the preliminary proxy statement for the Fund in preparation for a special shareholder meeting (the “Meeting”) scheduled for Monday, July 12, 2010.  The sole purpose of the Meeting is the approval of a new sub-investment advisory agreement.

This filing contains the following documents in preparation for the Meeting:

1.	Letter to Shareholders;
2.	Notice of the Special Shareholder Meeting;
3.	Proxy Statement; and
4.	Proxy Card.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (212) 880-9892.

Very truly yours,

/s/ Darren J. Edelstein
Darren J. Edelstein

Enclosures